Impaired Loans Where Bank is Probable that it will not Collect all Amounts due According to Original Contractual Terms of Loans (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2020 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	₨ 157,426.9		₨ 140,422.5	$ 2,088.1
Unpaid principal balance	157,426.9		140,422.5	2,088.1
Related specific allowance	101,601.9		85,783.0	1,347.7
Average recorded investments	148,924.9	$ 1,975.4	124,570.0
Finance receivable on non-accrual status	157,426.9		140,422.5	$ 2,088.1
Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	15,279.2		13,606.7
Unpaid principal balance	15,279.2		13,606.7
Related specific allowance	7,814.5		6,169.0
Average recorded investments	14,443.0		11,120.6
Finance receivable on non-accrual status	15,279.2		13,606.7
Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	14,481.7		15,781.5
Unpaid principal balance	14,481.7		15,781.5
Related specific allowance	8,535.1		9,694.0
Average recorded investments	15,131.6		12,966.2
Finance receivable on non-accrual status	14,481.7		15,781.5
Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	32,866.3		29,945.0
Unpaid principal balance	32,866.3		29,945.0
Related specific allowance	21,687.4		21,595.3
Average recorded investments	31,405.7		27,746.1
Finance receivable on non-accrual status	32,866.3		29,945.0
Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	22,992.2		11,254.9
Unpaid principal balance	22,992.2		11,254.9
Related specific allowance	11,607.3		6,544.8
Average recorded investments	17,123.6		9,111.5
Finance receivable on non-accrual status	22,992.2		11,254.9
Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	2,921.3		2,157.1
Unpaid principal balance	2,921.3		2,157.1
Related specific allowance	1,414.7		1,105.2
Average recorded investments	2,539.2		2,028.3
Finance receivable on non-accrual status	2,921.3		2,157.1
Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	33,462.8		29,523.6
Unpaid principal balance	33,462.8		29,523.6
Related specific allowance	24,116.5		20,441.5
Average recorded investments	31,493.2		26,114.0
Finance receivable on non-accrual status	33,462.8		29,523.6
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	35,423.4		38,153.7
Unpaid principal balance	35,423.4		38,153.7
Related specific allowance	26,426.4		20,233.2
Average recorded investments	36,788.6		35,483.3
Finance receivable on non-accrual status	₨ 35,423.4		₨ 38,153.7